Business developments	6 Months Ended
Jun. 30, 2015
Business developments
3 Business developments
In August 2014, the Group announced the sale of Prime Fund Services (PFS), including the existing PFS team, to BNP Paribas. The transaction closed in the second quarter of 2015. Revenues, expenses and the pre-tax gain on the disposal from this sale were immaterial.